Income Tax / Deferred Tax - Deferred Income Taxes (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax assets:
Property, plant and equipment, net	$ 0	$ 390
Total current deferred income tax assets	0	390
Future deductible differences	88	68
Property, plant and equipment, net	0	942
Total non-current deferred income tax assets	88	1,010
Total deferred income tax assets	88	1,400
Property, plant and equipment, and leases, net	(66)	0
Total current deferred income tax liability	(66)	0
Deferred income tax liability:
Intangible assets	(2,493)	(3,117)
Property, plant and equipment, net	(10,349)	(4,117)
Tax inflation adjustment in Argentina	(80)	(485)
Other	(670)	(2,243)
Total deferred income tax liability	(13,592)	(9,962)	$ (10,495)	$ (8,583)
Net deferred income tax liability	$ (13,570)	$ (8,562)